Derivatives, Hedges, Financial Instruments and Carbon Credits - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Detail) - 7.75% Senior Secured Notes [Member] - USD ($)
$ in Thousands
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Carrying Values And Estimated Fair Values [Line Items]
Carrying Amount	$ 425	$ 425
Estimated Fair Value	$ 355	$ 442